Borrowings	12 Months Ended
Dec. 31, 2024
Borrowings [Abstract]
Borrowings

17. Borrowings

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Current borrowings	72,953	782,978
Current borrowings included in liabilities relating to assets classified as held for sale	—	(10,000)
Current borrowings per balance sheet	72,953	772,978
Non-current borrowings	681,821	51,067
	754,774	824,045

As of December 31, 2024, the interest rates of current borrowings, repayable within one year or on demand, ranged from 4.2% to 6.2% (2023: 3.5% to 15.0%) per annum.

As of December 31, 2024, the interest rate of non-current borrowings was 3% (2023: ranging from 4.2% to 5.5%) per annum.

The Group’s borrowings were primarily denominated in RMB.

During the year ended December 31, 2024, the Group obtained new borrowing facilities amounting to RMB125.0 million (2023: RMB380.3 million). The Group’s borrowings were mostly repayable in June 2025, partially in January, February and December 2025 and October 2027, some of which were guaranteed by Newlink and its two subsidiaries.